Taxation (Details Narrative) ¥ in Thousands, $ in Millions		6 Months Ended	12 Months Ended
	Apr. 01, 2018 HKD ($)	Jun. 30, 2024	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 HKD ($)
TaxationLineItems [Line Items]
Profit tax rates	16.50%	16.50%
Tax rate	8.25%		2.20%
Income tax assessable profit | $	$ 2			$ 2
[custom:PreferentialTaxRate]			15.00%
[custom:PreferentialTaxRatePercentage]			15.00%
Operating loss carryforwards | ¥			¥ 538,240
Withholding income tax rate on dividends			10.00%
China [Member]
TaxationLineItems [Line Items]
[custom:IncomeTaxRateOnVIEAndSubsidiaries]			25.00%